Employment Expenses (Tables)	6 Months Ended
Dec. 31, 2024
Employment Expenses [Abstract]
Schedule of Employment Expenses
	Consolidated
	December 2024	December 2023
	$	$
Wages and salaries	208,390	440,097
Superannuation contribution – employees	23,965	48,411
Accrued leave expenses	16,300	31,179
	248,655	519,687